SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property Classifications
Total property, plant and equipment		$ 4,464,966	$ 3,501,407
Accumulated depreciation and amortization		(742,197)	(691,774)
Property, plant and equipment, net		3,722,769	2,809,633
Utility | Distribution facilities
Property Classifications
Total property, plant and equipment		$ 2,688,885	2,419,381
Utility | Distribution facilities | Minimum
Property Classifications
Estimated Useful Lives		38 years
Utility | Distribution facilities | Maximum
Property Classifications
Estimated Useful Lives		74 years
Utility | Transmission facilities
Property Classifications
Total property, plant and equipment		$ 332,947	330,912
Utility | Transmission facilities | Minimum
Property Classifications
Estimated Useful Lives		35 years
Utility | Transmission facilities | Maximum
Property Classifications
Estimated Useful Lives		56 years
Utility | Storage facilities
Property Classifications
Total property, plant and equipment		$ 79,922	79,916
Utility | Storage facilities | Minimum
Property Classifications
Estimated Useful Lives		34 years
Utility | Storage facilities | Maximum
Property Classifications
Estimated Useful Lives		47 years
Nonutility | Solar property
Property Classifications
Total property, plant and equipment		$ 674,930	$ 593,867
Nonutility | Solar property | Minimum
Property Classifications
Estimated Useful Lives	15 years	15 years	15 years	15 years
Nonutility | Solar property | Maximum
Property Classifications
Estimated Useful Lives	35 years	35 years	25 years	25 years
Nonutility | Storage and transportation property
Property Classifications
Total property, plant and equipment		$ 428,491	$ 28,445
Nonutility | Storage and transportation property | Minimum
Property Classifications
Estimated Useful Lives		5 years
Nonutility | Storage and transportation property | Maximum
Property Classifications
Estimated Useful Lives		50 years
Nonutility | All other property
Property Classifications
Total property, plant and equipment		$ 259,791	$ 48,886
Nonutility | All other property | Minimum
Property Classifications
Estimated Useful Lives		5 years
Nonutility | All other property | Maximum
Property Classifications
Estimated Useful Lives		35 years